Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	MONETTA TRUST
Central Index Key	0000894240
Amendment Flag	false
Document Creation Date	Apr. 18, 2017
Document Effective Date	Apr. 18, 2017
Prospectus Date	Apr. 30, 2017
Monetta Fund | Monetta Fund
Prospectus:
Trading Symbol	MONTX
Monetta Young Investor Fund | Monetta Young Investor Fund
Prospectus:
Trading Symbol	MYIFX